Operating assets and liabilities - Leases - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash outflow for leases	kr 1,367	kr 1,295
Lease costs			kr 1,299
Lease liability, amount excluded	kr 2,363	kr 2,760